Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Borrowings [Abstract]
2025	¥ 1,146,494
2026	2,148,270
2027	1,225,988
2028	942,368
2029	1,322,863
2030 and thereafter	5,140,446
Subtotal	11,926,429	¥ 9,985,597
Trading balances of secured borrowings	525,686	413,613
Total	¥ 12,452,115	¥ 10,399,210